Investment in associates (Tables)	12 Months Ended
Dec. 31, 2019
Investments accounted for using equity method [abstract]
Details of Investment in Associates

	December 31, 2018	December 31, 2019
	NT$000	NT$000
JMC ELECTRONICS CO., LTD. (“JMC”)	406,792	249,793
Unimos Microelectronics (Shanghai) Co., Ltd. (“Unimos Shanghai”)	3,456,949	3,143,117

	3,863,741	3,392,910

		Shareholding ratio
Company name	Principal place of business	December 31, 2018	December 31, 2019	Nature of relationship	Method of measurement
JMC	Kaohsiung, Taiwan	19.10%	10.00%	Strategic Investee	Equity method
Unimos Shanghai	Shanghai, PRC	45.02%	45.02%	Strategic Investee	Equity method

Summarized Financial Information for Investment in Material Associates
Statements of financial position

	JMC
	December 31, 2018	December 31, 2019
	NT$000	NT$000
Current assets	1,106,789	1,347,546
Non-current assets	1,699,498	2,457,975
Current liabilities	(817,697)	(888,184)
Non-current liabilities	(103,922)	(660,111)

Total net assets	1,884,668	2,257,226

Share in associate’s net assets	359,972	225,723
Goodwill	46,820	24,070

Carrying amount of the associate	406,792	249,793

	Unimos Shanghai
	December 31, 2018	December 31, 2019
	NT$000	NT$000
Current assets	3,946,082	3,042,377
Non-current assets	3,254,687	3,499,819
Current liabilities	(554,160)	(459,502)
Non-current liabilities	(442,306)	(448,929)

Total net assets	6,204,303	5,633,765

Share in associate’s net assets	2,793,438	2,536,558
Depreciable assets	644,718	584,441
Goodwill	22,118	22,118
Inter-company transactions and amortization	(3,325)	—

Carrying amount of the associate	3,456,949	3,143,117

Statements of comprehensive income

	JMC
	Year ended December 31,
	2017	2018	2019
	NT$000	NT$000	NT$000
Revenue	1,322,928	1,931,008	3,017,155

Profit for the year from continuing operations	4,414	219,544	524,347
Other comprehensive income (loss), net of income tax	2,903	(14,074)	48,211

Total comprehensive income	7,317	205,470	572,558

Dividends received from the associate	14,325	5,730	20,000

	Unimos Shanghai
	Year ended December 31,
	2017	2018	2019
	NT$000	NT$000	NT$000
Revenue	1,141,415	1,334,196	1,584,648

Loss for the year from continuing operations	(348,472)	(629,303)	(352,008)
Other comprehensive income (loss), net of income tax	—	—	—

Total comprehensive loss	(348,472)	(629,303)	(352,008)

Dividends received from the associate	—	—	—